Operating segments	12 Months Ended
Dec. 31, 2024
Operating Segments
Operating segments

4.	Operating segments

The following provides summarized information of the operating segments for the years ended December 31, 2024, 2023 and 2022:

2024	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Forest activity	Others (1)	Adjustments and eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	571,076,945	123,848,974	497,630,020	21,849,750	15,307,807	(491,543,760)	738,169,736
Cost of sales	(361,573,842)	(48,550,990)	(321,354,542)	(21,216,126)	(11,195,919)	317,363,661	(446,527,758)
Administrative and selling expenses	(63,541,027)	(4,989,018)	(73,905,939)	(8,312,370)	—	73,905,939	(76,842,415)
Other operating income	93,338,141	8,803,238	7,490,050	23,399,563	119,342	(7,490,050)	125,660,284
Other operating expenses	(25,682,954)	(12,866,404)	(4,542,842)	(2,621,083)	(4,488)	4,542,842	(41,174,929)
Impairment of property, plant and equipment and intangible assets	(72,160,515)	(29,920,955)	—	—	—	—	(102,081,470)
Operating income	141,456,748	36,324,845	105,316,747	13,099,734	4,226,742	(103,221,368)	197,203,448

Depreciation of property, plant and equipment	(75,461,551)	(33,316,392)	(24,809,235)	(2,156,342)	(159,473)	24,809,235	(111,093,758)
Amortization of intangible assets	(1,338,000)	(1,353,283)	(1,052,251)	—	—	1,052,251	(2,691,283)
Adjusted EBITDA (5)	290,416,814	100,915,475	131,178,233	15,256,076	4,386,215	(129,082,854)	413,069,959

Operating income							197,203,448

Other results (4)							(135,949,369)

Net income							61,254,079

Total assets	1,609,780,248	658,473,537	603,059,748	354,090,344	39,098,993	(602,446,886)	2,662,055,984
Total liabilities	378,695,694	365,148,270	219,695,969	33,016,293	22,088,746	(219,695,969)	798,949,003

2023	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Forest activity	Others (1)	Adjustments and eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	535,915,417	120,263,707	322,627,136	12,663,419	9,948,614	(318,580,885)	682,837,408
Cost of sales	(390,792,073)	(42,266,320)	(262,471,005)	(11,748,742)	(10,783,914)	260,395,982	(457,666,072)
Administrative and selling expenses	(61,458,083)	(4,184,317)	(67,781,359)	(3,505,596)	—	67,781,359	(69,147,996)
Other operating income	461,051,839	23,582,978	13,683,755	32,710,355	292,539	(13,683,755)	517,637,711
Other operating expenses	(23,866,675)	(484,276)	(3,866,580)	(8,555,881)	(38,170)	3,866,580	(32,945,002)
Reversal of impairment of property, plant and equipment and intangible assets	44,338,349	51,465,748	—	—	—	—	95,804,097
Operating income	565,188,774	148,377,520	2,191,947	21,563,555	(580,931)	(220,719)	736,520,146

Depreciation of property, plant and equipment	(109,987,917)	(28,626,828)	(25,601,881)	(757,166)	(154,717)	25,601,881	(139,526,628)
Amortization of intangible assets	(12,042,002)	(1,340,366)	(1,071,924)	—	—	1,071,924	(13,382,368)
Adjusted EBITDA (5)	642,880,344	126,878,966	28,865,752	22,320,721	(426,214)	(26,894,524)	793,625,045

Operating income							736,520,146

Other results (4)							(418,670,461)

Net Income							317,849,685

Total assets	1,904,607,526	802,983,451	532,367,347	340,615,679	7,476,164	(532,200,094)	3,055,850,073
Total liabilities	653,624,007	498,146,051	184,281,706	34,504,912	4,273,824	(184,281,705)	1,190,548,795

2022	Electric Power Generation from conventional sources	Electric Power Generation from renewable sources	Natural Gas Transport and Distribution (1) (2)	Forest activity	Others (1)	Adjustments and eliminations (3)	Total
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Revenues	547,092,042	123,835,132	359,587,647	—	11,884,164	(354,822,010)	687,576,975
Cost of sales	(304,731,776)	(43,987,471)	(292,007,416)	—	(10,011,198)	289,137,965	(361,599,896)
Administrative and selling expenses	(45,871,058)	(4,766,058)	(63,136,768)	—	—	63,136,768	(50,637,116)
Other operating income	231,224,574	12,016,456	9,267,447	—	300,176	(9,267,447)	243,541,206
Other operating expenses	(4,029,317)	(52,982)	(3,194,621)	—	(1,084)	3,194,622	(4,083,382)
Impairment of property, plant and equipment and intangible assets	(40,487,933)	(54,610,445)	—	—	—	—	(95,098,378)
Operating income	383,196,532	32,434,632	10,516,289	—	2,172,058	(8,620,102)	419,699,409

Depreciation of property, plant and equipment	(73,807,782)	(31,084,546)	(25,345,022)	—	(153,828)	25,345,022	(105,046,156)
Amortization of intangible assets	(25,510,255)	(1,349,057)	(1,790,080)	—	—	1,790,080	(26,859,312)
Adjusted EBITDA (5)	523,002,502	119,478,680	37,651,391	—	2,325,886	(35,755,204)	646,703,255

Operating income							419,699,409

Other results (4)							(290,325,442)

Net Income							129,373,967

Total assets	1,738,236,746	651,358,096	566,613,925	193,561,322	6,926,880	(566,613,925)	2,590,083,044
Total liabilities	420,128,341	365,873,041	179,704,585	28,344,274	3,401,220	(179,704,585)	817,746,876

(1)	Includes information from associates.
(2)	Includes income (expenses) related to resale of gas transport and distribution capacity.
(3)	Includes adjustments and eliminations related to equity method investees.
(4)	Includes loss on net monetary position, share of the profit of associates, gain from bargain purchase, finance income and expenses, net.
(5)	It corresponds to the operating income before deducting depreciation, amortization, impairment and reversal.

Major customers

During the years ended December 31, 2024, 2023 and 2022 revenues from CAMMESA amounted to 88%, 84% and 86%, respectively, from total Group revenues.